Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Incentive Plans

15. STOCK-BASED INCENTIVE PLANS

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The purpose of the 2010 Plan, as is all of the Company’s stock-based plans, is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to officers, employees, directors, and other persons providing services to the Company, or any present or future parent or subsidiary of the Company to promote the long-term interests of the Company and its shareholders. The 2010 Plan authorizes the issuance of 4,900,000 shares of common stock pursuant to awards that may be granted in the form of Options to purchase common stock and Stock Awards of common stock. The maximum number of Stock Awards may not exceed 1,400,000 shares. At December 31, 2013, the amount of common stock available under the 2010 Plan was 4,135,646 shares, of which 927,388 shares are available for issuance as stock awards. Under the 2010 Plan, Options expire ten years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the Options granted will vest. At December 31, 2013, there were 554,757 Options and 1,025,807 Stock Awards granted and 263,015 Options and 553,195 Stock Awards forfeited under the 2010 Plan. There are 288,947 Options and 431,834 Stock Awards outstanding under the 2010 Plan at December 31, 2013.

In September 2010, the Board of Directors of the Company adopted a Performance Equity Plan (the “2010 Performance Plan”). The 2010 Performance Plan authorizes the issuance of 2,700,000 shares of common stock pursuant to awards that may be granted in the form of Options at an exercise price which is 110% of the fair market value of the Company’s common stock on the date of grant. The purpose of the 2010 Performance Plan is to establish an effective link between incentive compensation and performance for officers and employees with the Company’s stockholders by rewarding actions that result in building long-term shareholder value. Under the 2010 Performance Plan, the performance incentives required that the Company’s return on assets target metrics be achieved by December 31, 2013 in order for such equity awards to be earned or such awards were to be forfeited. As of December 31, 2013, target metrics had not been achieved, which resulted in the forfeiture of all outstanding stock option awards made pursuant to the 2010 Performance Plan. Shares underlying such options were returned to plan reserves under the terms of 2010 Performance Plan.

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorizes the issuance of 2,500,425 shares of common stock pursuant to awards that may be granted in the form of Options to purchase common stock and Stock Awards of common stock. The maximum number of Stock Awards that may be granted over time may not exceed 761,101 shares. At December 31, 2013, the amount of shares of common stock available for future grants under the 2004 Plan, as amended, was 953,814 shares, of which 420,945 shares are available for issuance as Stock Awards. Under the 2004 Plan, Options expire 10 years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the Options granted will vest. Each director and advisory director of the Company received compensation in the form of Stock Awards which were immediately vested upon issuance. There were no Stock Awards issued from the 2004 Plan for the years ended December 31, 2013, 2012 and 2011. The Company granted 0, 0, and 16,500 Options for the years ended December 31, 2013, 2012 and 2011, respectively, under the 2004 Plan. These Options were granted at the then fair market value of the Company’s stock. During 2013 and 2012, there were no Options granted under the 2004 Plan. During 2011, there were 16,500 Options granted under the 2004 Plan which vested evenly over four years beginning two years after the date of grant. There are 1,206,455 Options and no Stock Awards outstanding under the 2004 Plan at December 31, 2013.

In January 2006, as a result of the Advantage Bank (“Advantage”) acquisition, the Company assumed Options previously granted under the Advantage Plans. Upon merger, all Options under the Advantage Plans became fully vested and were converted to Options of the Company. The number of shares of common stock that may be purchased pursuant to any such Option is equal to the number of shares covered by the Option multiplied by the merger exchange ratio, with the exercise price of each converted Option equal to the original exercise price divided by the merger exchange ratio. Options previously granted under the Advantage Plans are both incentive and non-qualified and expire from 2012 through 2014. There are 136 Options outstanding under these plans at December 31, 2013. No additional Options will be granted under these plans.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 2004, 2010, and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2013 at prices ranging from $2.85 to $17.49 per share	562,730	932,808	1,495,538
December 31, 2012 at prices ranging from $2.85 to $17.49 per share	803,152	950,060	1,753,212
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077

Activity in the stock option plans for the years ended December 31, 2013, 2012 and 2011, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	1,753,212	$7.35	2,828,077	$7.94	2,728,139	$8.29
Granted	96,110	3.59	232,647	2.92	242,500	4.28
Exercised	(2,795)	2.85	—	—	—	—
Forfeited	(153,790)	3.48	(97,117)	3.79	(63,095)	4.84
Expired	(197,199)	8.61	(1,210,395)	8.16	(79,467)	11.39

Options outstanding, end of year	1,495,538	$7.35	1,753,212	$7.35	2,828,077	$7.94

Options exercisable, end of year	1,249,267	$8.10	1,178,775	$8.61	2,037,549	$8.73

Options vested or expected to vest (1)	1,245,881	$7.48	1,531,125	$7.46	2,599,466	$7.98

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of Options granted during the years ended December 31, 2013, 2012 and 2011 were $1.85, $1.52 and $2.11, respectively. The aggregate intrinsic value of Options outstanding at December 31, 2013, 2012 and 2011 was $70 thousand, $132, and $0 thousand, respectively.

During 2013, 2,795 shares were exercised for total proceeds of $8 thousand. No Options were exercised during 2012 or 2011. The aggregate intrinsic value of Options exercisable at December 31, 2013, 2012 and 2011 was $19 thousand, $0, and $0, respectively.

A summary of the Company’s nonvested Options at December 31, 2013, 2012 and 2011, respectively, are presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	584,741	$4.83	790,528	$5.90	977,950	$6.38
Granted	96,110	3.59	232,647	2.92	242,500	4.28
Vested	(280,790)	6.26	(341,317)	6.30	(366,827)	6.29
Forfeited	(153,790)	3.48	(97,117)	3.79	(63,095)	4.84

Nonvested Options outstanding, end of year	246,271	$3.55	584,741	$4.83	790,528	$5.90

At December 31, 2013, there was $536 thousand of total unrecognized compensation cost related to Options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 2.85 years.

A summary of the Company’s nonvested Stock Awards at December 31, 2013, 2012 and 2011, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY

Years Ended December 31,	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	639,037	$3.30	175,989	$6.07	309,481	$6.16
Issued	437,671	3.54	588,136	2.88	—	—
Vested	(99,899)	4.73	(106,012)	5.57	(110,973)	6.56
Forfeited	(544,975)	3.37	(19,076)	3.21	(19,689)	4.83

Nonvested Stock Awards outstanding, end of year	431,834	$3.13	639,037	$3.30	178,819	$6.05

During 2013, 2012 and 2011, the Company issued 437,671, 588,136, and 0 shares of Stock Awards, respectively, that were valued at $1.6 million, $1.8 million and $0, respectively, at the time these Stock Awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2013, there was $3.1 million of total unrecognized compensation cost related to these Stock Awards that is expected to be recognized over a weighted average period of 2.89 years. The total compensation expense recognized on Stock Awards which vested during 2013, 2012 and 2011 was $263 thousand, $469 thousand and $550 thousand, respectively.